Document And Entity Information	9 Months Ended
Sep. 28, 2024
Document Information Line Items
Entity Central Index Key	0001605888
Document Type	S-4/A
Entity Registrant Name	ATLANTIC INTERNATIONAL CORP.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Atlantic International Corp. is filing this Amendment No. 2 (“Amendment No. 2”) to its registration statement on Form S-4 (File No. 333- 284049) (the “Registration Statement”) as an exhibits-only filing to include the form of proxy card as Exhibit 99.1. Accordingly, this Amendment No. 2 consists only of the facing page, this Explanatory Note, Item 21 of Part II of the Registration Statement, the signature page to the Registration Statement and the filed Exhibit 99.1. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Amendment Flag	true